INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Investments [Abstract]
INVESTMENTS
12.	INVESTMENTS

	09/30/2018	12/31/2017
Equity method investments	77,042	84,461
Tax incentives, net of allowances for losses	31,876	31,579
Other investments	10,352	20,470

Total	119,270	136,510

Summary of the movements in investment balances

Balance at Dec 31, 2017	136,510
Share of profit (loss) of investees	(13,842)
Associates’ share of other comprehensive income	(727)
Equity in investees recognized in held-for-sale assets	6,874
Decrease of investments in associates	(9,847)
Other	302
Balance at Sep 30, 2018	119,270

12.     INVESTMENTS

	2017	2016
Joint venture	42,346	45,464
Investments in associates	42,115	38,139
Tax incentives, net of allowances for losses	31,579	31,579
Other investments	20,470	20,470

Total	136,510	135,652

Summary of the movements in investment balances

Balance at 2015	154,890

Share of profits of subsidiaries	(5,118)
Associates’ share of other comprehensive income	(8,541)
Other	(5,579)

Balance at 2016	135,652

Share of profits of subsidiaries	(433)
Associates’ share of other comprehensive income	1,949
Other	(658)

Balance at 2017	136,510